Interest Rate Benchmark Reform (Tables)	6 Months Ended
Sep. 30, 2023
Text block [abstract]
Summary Of Financial Instruments Referencing The USD LIBOR	The following table shows quantitative information about financial instruments that have yet to be referencing the USD LIBOR at September 30, 2023 and March 31, 2023.

	At September 30, 2023	At March 31, 2023

	(In billions)
Carrying amount of non-derivative financial assets	¥2,908	¥9,568
Carrying amount of non-derivative financial liabilities	77	1,351
Derivative notional amounts	1,965	247,066